Prepayments	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Prepayments [Abstract]
Prepayments	Note 6 – Prepayments
	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Deposits to suppliers	$406,247	$248,551
Note 6 – Prepayments
	As of June 30, 2023	As of June 30, 2022
Deposits to suppliers	$248,551	$203,020